Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			136 Months Ended	139 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Tranche	Mar. 31, 2012	Dec. 31, 2012 Tranche	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Dec. 31, 2012 Another Major Customer	Dec. 31, 2012 Other major customer	Mar. 31, 2013 Skincare	Mar. 31, 2012 Skincare	Dec. 31, 2012 Skincare	Dec. 31, 2011 Skincare	Mar. 31, 2013 Oceanside sqft	Dec. 31, 2012 Oceanside sqft	Mar. 31, 2013 Walkersville sqft	Dec. 31, 2012 Walkersville sqft	Mar. 31, 2013 Frederick	Dec. 31, 2012 Frederick	Mar. 31, 2013 Priestly Drive sqft	Dec. 31, 2012 Priestly Drive sqft
Commitment And Contingencies [Line Items]
Square feet of leased office and laboratory																	8,215	8,215	3,240	3,240			4,653	4,653
Expiry of Lease																	2016-08	2016-08	2011-03	2011-03
Current base rent	$ 9,289			$ 9,289			$ 9,289										$ 8,338	$ 8,338			$ 11,306	$ 11,306	$ 5,118	$ 5,118
Percentage of increase in monthly base rent																	3.00%	3.00%					3.00%	3.00%
Expiry of Lease																					Dec. 31, 2015	Dec. 31, 2015	Feb. 29, 2016	Feb. 29, 2016
Expiry of lease additional																					5 years	5 years	5 years	5 years
Increase in monthly base rent																							9,018	9,018
Percentage of net profits generated from the proprietary mailings		40.00%		40.00%
Percentage of net revenues for direct sales generated from the proprietary mailings			20.00%	20.00%
Percentage of net revenues for referral sales			10.00%	10.00%
Termination of the agreement		30 days		30 days
Tranches of common stock		2		2
Common stock warrants to be issued for the benefit of the third party marketing organization		100,000	100,000	100,000
Strike prices, tranche one		$ 1.50	$ 1.50
Strike prices, tranche two		$ 2.00		$ 2.00
Warrant term			5 years	5 years
Percentage On Net Revenue Derived From Direct Sales									18.00%	18.00%
Percentage On Net Revenue Derived From Referral Sales									9.00%	9.00%
Warrants issued with promissory note		0	36,000	73,000	75,000	638,000	370,000	370,000
Marketing expenses		$ 511,000	$ 496,000	$ 2,065,000	$ 1,475,000		$ 5,939,000	$ 6,450,000					$ 24,000	$ 38,000	$ 149,000	$ 430,000
Consolidated revenues, percentage		16.00%	10.00%	13.00%	13.00%						11.00%	10.00%
Commission percentage on direct sale	25.00%